Goodwill and Finite Life Intangibles Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Finite Life Intangibles Assets
Schedule of identified intangible assets

	Amortizable	June 30, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(368,535)	$631,465
Proprietary Software	3	917,000	(405,962)	511,038
Total identified intangible assets		$1,917,000	$(774,497)	$1,142,503

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Schedule of amortization expense for identified intangible assets

					Statement of
	Three Months Ended		Six Months Ended		Operations
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014	Classification
Customer Contracts	$70,833	$55,581	$141,666	$74,222	Cost of Revenue
Proprietary Software	76,416	76,416	152,832	99,027	Cost of Revenue
Total amortization on identified intangible assets	$147,249	$131,997	$294,498	$173,249

		Statement of
	Year Ended	Operations
	December 31, 2014	Classification
Customer Contracts	$226,869	Cost of Revenue
Proprietary Software	253,130	Cost of Revenue
Total amortization on identified intangible assets	$479,999

Schedule of future amortization expense

Six Months Ending December 31, 2015	$294,501
2016	589,000
2017	170,000
2018	75,000
2019	14,002
$1,142,503

2015	$589,000
2016	589,000
2017	170,000
2018	75,000
2019	14,001
$1,437,001